Expenses for shipping activities - Disclosure of voyage expenses and commissions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Commissions paid	$ (10,975)	$ (9,158)
Bunkers	(79,970)	(59,270)
Other voyage related expenses	(32,797)	(17,475)
Total voyage expenses and commissions	$ (123,742)	$ (85,903)